Consolidated Balance Sheets - USD ($)	Apr. 30, 2018	Jul. 31, 2017	Jul. 31, 2016
Current Assets
Cash	$ 53,443	$ 197,190	$ 390,660
Prepaid inventory (Note 3)	331,600
Prepaid expenses (Note 3)		1,450	260
Total Current Assets	385,043	198,640	390,920
Prepaid Mineral Royalties, Noncurrent			7,992,000
TOTAL ASSETS	385,043	198,640	8,382,920
Current Liabilities
Accounts payable and accrued liabilities	85,973	24,218	60,169
Due to related parties (Note 4)	164,706	683,427	756,997
Convertible notes (Note 6)	24,063
Total Current Liabilities	274,742	707,645	817,166
STOCKHOLDERS' EQUITY (DEFICIENCY)
Common Stock, value	78,542	52,042	52,042
Additional paid-in capital (Note 5)	10,761,769	8,954,269	8,954,269
Accumulated deficit	(10,730,010)	(9,515,316)	(1,440,557)
Total Stockholders' Equity (Deficiency)	110,301	(509,005)	7,565,754
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)	$ 385,043	$ 198,640	$ 8,382,920